SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2009

Average risk-free rate of return	1.51%~2.40%
Expected term	6~10 years
Volatility rate	84%
Dividend yield	0%

Schedule of Stock Option Activity

A summary of the option activities is follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	Options	exercise price	contract term	intrinsic value

Outstanding at January 1, 2012	676,744	$1.197
Forfeited	(332,554)	$1.283
Outstanding at December 31, 2012	344,190	$1.114	3.83	$-
Options vested or expected to vest at December 31, 2012	344,190	$1.114	3.83	$-
Options exercisable at December 31, 2012	344,190	$1.114	3.83	$-

As of December 31, 2012, there was no unrecognized compensation expense related to unvested share-based compensation.